Cover	Oct. 02, 2023
Entity Information [Line Items]
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 02, 2023
Entity Registrant Name	Federal Home Loan Bank of Dallas
Entity Central Index Key	0001331757
Entity File Number	000-51405
Entity Tax Identification Number	71-6013989
Entity Address, Address Line One	8500 Freeport Parkway South, Suite 600
Entity Address, City or Town	Irving,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75063-2547
City Area Code	(214)
Local Phone Number	441-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	X1